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CHICAGO • NEW YORK CITY • WASHINGTON, D.C.

September 26, 2008
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”)
File Nos. 333-05265 and 811-07655
To The Commission:
     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated September 22, 2008 and Statement of Additional Information dated September 22, 2008 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically (Accession No. 0000950137-08-011744).

Very truly yours,
/s/ Corey L. Zarse
Corey L. Zarse